Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

The future minimum lease payments under non-cancellable operating leases as at December 31 are as follows:

	2018	2017	2016
	(in € millions)
Not later than one year	62	47	25
Later than one year but not more than 5 years	288	244	97
More than 5 years	483	478	90
	833	769	212

Schedule of Minimum Royalty Payments Associated With License Agreements

The Group is subject to the following minimum royalty payments associated with its license agreements as at December 31.

	2018	2017	2016
	(in € millions)
Not later than one year	548	1,060	26
Later than one year but not more than 5 years	152	635	14
	700	1,695	40